PROPERTY, PLANT AND EQUIPMENT - Balances (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	$ 872,388,811	$ 798,221,259	$ 716,379,127	$ 605,576,545
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	96,126,388	49,169,567	56,280,594	34,194,083
Land
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	115,737,432	104,906,878	101,286,107	94,321,726
Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	225,632,198	220,452,589	203,343,125	180,916,878
Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	214,975,672	194,082,859	169,651,555	145,790,203
IT Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	9,422,508	7,735,547	5,613,217	4,878,307
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	69,034	80,186	113,289	59,142
Rights of use
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	33,291,355	20,595,993	23,653,975	21,337,277
Other Property Plant And Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	128,351,543	144,297,623	$ 114,153,544	$ 90,020,253
Bottles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	43,683,655	46,351,209
Marketing and promotional assets (market assets)
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	72,164,433	70,149,875
Other Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	12,503,455	27,796,539
Gross asset
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	1,963,420,596	1,888,339,729
Gross asset | Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	96,126,388	49,169,567
Gross asset | Land
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	115,737,432	104,906,878
Gross asset | Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	356,340,587	337,689,681
Gross asset | Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	709,047,901	693,153,093
Gross asset | IT Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	35,069,078	34,992,575
Gross asset | Fixed installations and accessories
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	43,914,423	69,798,556
Gross asset | Vehicles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	81,294,395	75,759,020
Gross asset | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	420,586	362,243
Gross asset | Rights of use
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	100,265,151	73,946,435
Gross asset | Other Property Plant And Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	425,204,655	448,561,681
Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(1,091,031,785)	(1,090,118,470)
Accumulated depreciation | Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(130,708,389)	(117,237,092)
Accumulated depreciation | Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(494,072,229)	(499,070,234)
Accumulated depreciation | IT Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(25,646,570)	(27,257,028)
Accumulated depreciation | Fixed installations and accessories
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(28,383,356)	(44,057,493)
Accumulated depreciation | Vehicles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(48,042,781)	(44,600,066)
Accumulated depreciation | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(351,552)	(282,057)
Accumulated depreciation | Rights of use
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(66,973,796)	(53,350,442)
Accumulated depreciation | Other Property Plant And Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	$ (296,853,112)	$ (304,264,058)